Schedule of Pre-Tax Gain (Loss) Recognized in Net Income (Loss) for Effects of Derivatives not Designated as Hedges (Detail) (Derivatives not designated as hedges, USD $)
In Millions, unless otherwise specified
	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	$ (29)	$ 75	$ 87		$ (212)		$ 25
Interest rate swaps | Net Investment Gains (Losses)
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	1	1	21		11		105
Interest rate swaps related to securitization entities | Net Investment Gains (Losses)
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	2	2	(4)	[1]	(16)	[1]	(11)	[1]
Credit default swaps | Net Investment Gains (Losses)
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	4	41	57		(45)		7
Credit default swaps related to securitization entities | Net Investment Gains (Losses)
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	8	31	76	[1]	(46)	[1]	(9)	[1]
Equity index options | Net Investment Gains (Losses)
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	(16)	(35)	(58)		8		(75)
Financial futures | Net Investment Gains (Losses)
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	(97)	(112)	(121)		175		(109)
Equity return swaps | Net Investment Gains (Losses)
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	(10)	(25)	(37)		3		(11)
Other foreign currency contracts | Net Investment Gains (Losses)
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	0	(17)	(19)		(16)		(11)
Reinsurance embedded derivatives | Net Investment Gains (Losses)
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	0	(12)	3		29		1
GMWB embedded derivatives | Net Investment Gains (Losses)
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	82	203	170		(316)		87
Fixed index annuity embedded derivatives | Net Investment Gains (Losses)
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	(3)	(2)	(1)		1		(2)
Interest rate swaptions | Net Investment Gains (Losses)
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)							$ 53

[1]	See note 18 for additional information related to consolidated securitization entities.